CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ (3,011,025)	$ 0	$ 262		$ 55,357,896	$ (58,392,348)	$ 23,165
Balance (in shares) at Dec. 31, 2013		0	2,617,709
Issuance of preferred stock, net issuance costs	3,713,872	$ 227	$ 0		3,713,645	0	0
Issuance of preferred stock, net issuance costs (in shares)		2,264,238	0
Issuance of common stock with convertible debenture	2,146,975	$ 107	$ 0		2,146,868	0	0
Issuance of common stock with convertible debenture (in shares)		1,073,487	0
Issuance of common stock for services	880,373	$ 0	$ 4	[1]	880,369	0	0
Issuance of common stock for services (shares)		0	44,494	[1]
Stock options exercised	19,265	$ 0	$ 0	[2]	19,265	0	0
Stock options exercised (in shares)		0	1,000	[2]
Stock warrants exercised	0	$ 0	$ 0	[3]	0	0	0
Stock warrants exercised (in shares)		0	341	[3]
Stock-based compensation	283,481	$ 0	$ 0		283,481	0	0
Stock warrants issued for services and debt	150,409	0	0		150,409	0	0
Stock warrants to be issued to placement agent	(1,861)	0	0		(1,861)	0	0
Recognition of derivative liabilities	(9,298)	0	0		(9,298)	0	0
Anti-dilution shares to be issued	1,771,362	0	0		1,771,362	0	0
Net loss	(11,474,770)	0	0		0	(11,474,770)	0
Foreign currency translation adjustment	(23,455)	0	0		0	0	(23,455)
Balance at Dec. 31, 2014	(5,554,672)	$ 334	$ 266		64,312,136	(69,867,118)	(290)
Balance (in shares) at Dec. 31, 2014		3,337,725	2,663,544
Issuance of preferred stock, net issuance costs	394,957	$ 37	$ 0		394,920	0	0
Issuance of preferred stock, net issuance costs (in shares)		370,050	0
Issuance of common stock, net issuance costs	1,112,303	$ 0	$ 23		1,112,280	0	$ 0
Issuance of common stock, net issuance costs (in shares)			227,600
Stock dividend declared on preferred stock	0	$ 8	$ 0		156,048	(156,056)
Stock dividend declared on preferred stock (Shares)		78,040	0
Issuance of common stock with convertible debenture	2,953,420	$ 0	$ 52		2,953,368	0	$ 0
Issuance of common stock with convertible debenture (in shares)		0	522,042
Issuance of common stock for services	544,630	$ 0	$ 8		544,622	0	0
Issuance of common stock for services (shares)		0	80,217
Issuance of stock under anti-dilution provision	945,451	$ 0	$ 63		945,388	0	0
Issuance of stock under anti-dilution provision (in shares)		0	620,986
Conversion of preferred stock to common stock	0	$ (379)	$ 121		258	0	0
Conversion of preferred stock to common stock (Shares)		(3,785,815)	1,211,461
Stock-based compensation	267,638	$ 0	$ 0		267,638	0	0
Stock warrants issued for services and debt	517,843	0	0		517,843	0	0
Issuance cost of convertible debt	60,419	0	0		60,419	0	0
Stock warrants to be issued to placement agent	175,694	0	0		175,694	0	0
Recognition of derivative liabilities	(116,260)	0	0		(116,260)	0	0
Net loss	(9,574,434)	0	0		0	(9,574,434)	0
Foreign currency translation adjustment	429	0	0		0	0	429
Balance at Dec. 31, 2015	(8,272,582)	$ 0	$ 533		71,324,354	(79,597,608)	139
Balance (in shares) at Dec. 31, 2015		0	5,325,850
Issuance of common stock upon conversion of accrued interest	41,393	$ 0	$ 0		41,393	0	0
Issuance of common stock upon conversion of accrued interest (in shares)		0	6,623
Issuance of common stock with convertible debenture	27,174	$ 0	$ 0		27,174	0	0
Issuance of common stock with convertible debenture (in shares)		0	4,348
Issuance of common stock for services	37,500	$ 0	$ 1		37,499	0	0
Issuance of common stock for services (shares)		0	6,000
Stock-based compensation	63,800	$ 0	$ 0		63,800	0	0
Issuance cost of convertible debt	0	0	0		0	0	0
Stock warrants issued to debtholders	5,623	0	0		5,623	0	0
Stock warrants to be issued to placement agent	2,456	0	0		2,456	0	0
Net loss	(1,085,544)	(1,085,544)	(1,085,544)
Foreign currency translation adjustment	48	0	0		0	0	48
Balance at Mar. 31, 2016	$ (9,180,132)	$ 0	$ 534		$ 71,502,299	$ (80,683,152)	$ 187
Balance (in shares) at Mar. 31, 2016		0	5,342,821

[1]	Shares issued for services performed and does not contain an anti-dilution provision
[2]	Shares issued for exercised stock options and does not contain an anti-dilution provision
[3]	Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision